TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 1

dated October 3, 2016,

to the Statutory Prospectuses dated

May 1, 2016

Global name change

Effective immediately, all references in the Prospectuses to “Teachers Advisors, Inc.” are hereby changed to “Teachers Advisors, LLC.”

A15635 (10/16)

TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 4

dated October 3, 2016

to the Statement of Additional Information (“SAI”)

dated May 1, 2016, as supplemented through August 1, 2016

Effective immediately, all references in the SAI to “Teachers Advisors, Inc.” are hereby changed to “Teachers Advisors, LLC.”

In addition, effective immediately, the following sentence hereby replaces in its entirety the second sentence in the second paragraph in the sub-section entitled “Investment advisory services” of the section entitled “Investment advisory and other services” on page 35 of the SAI:

TGAM, in turn, holds (1) all of the shares of TIAA Asset Management Finance Company, LLC, which holds all of the shares of Advisors, and (2) all of the shares of TIAA-CREF Asset Management LLC, which holds all of the shares of TPIS, the principal underwriter for the Trust, and TIAA-CREF Investment Management, LLC (“Investment Management”).

Finally, effective immediately, the following hereby replaces in its entirety the entry for the TIAA-CREF Life Small-Cap Equity Fund in the chart currently appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” beginning on page 37 of the SAI:

	Number of other		Total assets in accounts
	accounts managed		managed (millions)
	Registered	Other pooled	Registered	Other pooled	Dollar range
	investment	investment	investment	investment	of equity securities
Name of portfolio manager	companies	vehicles	companies	vehicles	owned in Fund*
Small-Cap Equity Fund
Adam Cao	1	1	$2,914	$37	$0
Pei Chen†	1	0	$2,864	$0	$0

*	Because shares of the Funds are sold only in offerings to insurance company separate accounts, portfolio managers cannot directly own shares in the Funds. In order to own shares in the Funds, a portfolio management team member would need to own a variable life insurance policy or variable annuity contract.
†	This information is as of March 31, 2016.

A15636 (10/16)